Debt (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 30,126,000	$ 30,396,000	$ 37,032,000
Loans Payable [Member]
2013		1,350,000
2014		2,025,000
2015		3,375,000
2016		6,750,000
Total		$ 13,500,000